Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Nov. 20, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2029	Jun. 30, 2028	Jun. 30, 2027	Nov. 03, 2025
Related Party Transaction [Line Items]
Ownership description		The Company’s President, Ms. Xingxiu Hua, holds 15% ownership of Shanghai Xinsen, which is a rubber product trading expert with 20 years of experience in the auto parts market
Incremental borrowing rate		3.00%
Registration costs and statutory levies		$ 2,362
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payables - related parties		2,787,131
Other payables - related parties		3,174,291	$ 3,023,625
Forecast [Member]
Related Party Transaction [Line Items]
Installment payments				$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0
RLSP [Member]
Related Party Transaction [Line Items]
Total consideration	$ 3,000,000.0
Payment Extension Agreement [Member]
Related Party Transaction [Line Items]
Accounts payables - related parties							$ 1,643,377
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payables - related parties		2,498,787
Sales Under Indirect Supply Model One [Member]
Related Party Transaction [Line Items]
Purchases from related party		2,398,185
Sales Under OEM Supply Model [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss		788,834
Sales Under Indirect Supply Model [Member]
Related Party Transaction [Line Items]
Purchases from related party		2,506,196
Vendor C [Member]
Related Party Transaction [Line Items]
Purchases from related party		$ 4,109,128
Shanghai Haozong Rubber & Plastic Technology Co., Ltd [Member] | Jun Tong [Member]
Related Party Transaction [Line Items]
Ownership percentage		30.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage		15.00%